Derivatives and Risk Management (Details) - Cash Flow Hedging - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 28, 2017	Sep. 29, 2016	Sep. 28, 2017	Sep. 29, 2016	Dec. 29, 2016	Dec. 31, 2015	Dec. 25, 2014
Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount					$ 17,500	$ 35,000
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net [Abstract]
Gain (loss) reclassified from AOCI to earnings, effective Portion	$ 0	$ 0	$ 0	$ 0	0	0	$ 0
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net [Abstract]
Gain (loss) recognition in other comprehensive loss, effective portion	0	44	0	67	100	43	14
Interest Rate Swap | Other Noncurrent Assets
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Asset, Noncurrent					0	0
Interest Rate Cap
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount	205,000		205,000		205,000
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net [Abstract]
Gain (loss) reclassified from AOCI to earnings, effective Portion	0	0	0	0	0	0	0
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net [Abstract]
Gain (loss) recognition in other comprehensive loss, effective portion	(121)	$ 0	(887)	$ 0	176	$ 0	$ 0
Interest Rate Cap | Other Noncurrent Assets
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Asset, Noncurrent	$ 1,021		$ 1,021		$ 2,473